Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Retained Earnings [Member] JPY (¥)	Mar. 31, 2010 Retained Earnings [Member] JPY (¥)	Mar. 31, 2009 Retained Earnings [Member] JPY (¥)	Mar. 31, 2011 Total Wacoal Holdings Corp. Shareholders' Equity [Member] USD ($)	Mar. 31, 2011 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY (¥)	Mar. 31, 2010 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY (¥)	Mar. 31, 2009 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY (¥)
Cash dividends paid	$ 1	¥ 100	¥ 125	¥ 125	¥ 100	¥ 125	¥ 125	$ 1	¥ 100	¥ 125	¥ 125
Number of common stock against cash dividend paid	5	5	5	5	5	5	5	5	5	5	5